Goldman Sachs Multi-Manager Real Assets Strategy Fund Expense Example - Goldman Sachs Multi-Manager Real Assets Strategy Fund - Class R6 Shares	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 92
Expense Example, with Redemption, 3 Years	343
Expense Example, with Redemption, 5 Years	613
Expense Example, with Redemption, 10 Years	$ 1,386